Subordinated Liabilities - Other (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 01, 2018 USD ($) $ / shares shares	Sep. 26, 2018	Dec. 29, 2016 USD ($)	Dec. 27, 2013 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 29, 2016 $ / shares
Subordinated Additional Tier I Capital Notes
Financial liabilities
Period term resets			5 years
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Amount of debt securities issued						$ 1,300
Percentage of existing holders tendered the cash offer				94.07%
Repayment of subordinated debt					$ 77	1,223
Financial liabilities at amortized cost | Tier II Subordinated Capital Notes
Financial liabilities
Amount of debt securities issued	$ 1,300			$ 1,300
Number of debt securities issued | shares				1,300,000
Nominal value (in dollars per share) | $ / shares				$ 1,000
Maturity period of debt instruments issued				10 years
Prepaid maturity period				5 years
Discount				$ 10
Interest rate (as a percent)				5.95%
Initial interest rate term				5 years
Percentage of existing holders tendered the cash offer		94.07%
Second interest rate term				5 years
Basic capital index after loss absorption mechanism through write down of issue				4.5
Basic capital index after partial write down				7.0
Basic capital index				8.0
Repayment of subordinated debt						$ 1,223
Financial liabilities at amortized cost | Subordinated Additional Tier I Capital Notes
Financial liabilities
Amount of debt securities issued			$ 500
Interest rate (as a percent)							8.50%
Initial interest rate term			5 years
Basic capital index for automatic conversion							5.125%
Number of consecutive business days			30 days
Floor price | $ / shares							$ 20.30
Period term resets			5 years
Financial liabilities at amortized cost | Tier II Subordinated Notes
Financial liabilities
Amount of debt securities issued	$ 1,300
Number of debt securities issued | shares	1,300,000
Nominal value (in dollars per share) | $ / shares	$ 1,000
Maturity period of debt instruments issued	10 years
Prepaid maturity period	5 years
Interest rate (as a percent)	5.95%
Initial interest rate term	5 years
Second interest rate term	5 years
Basic capital index after loss absorption mechanism through write down of issue	4.5
Basic capital index after partial write down	7.0
Basic capital index	8.0